Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill by Business Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2017
Goodwill [Roll Forward]
Goodwill, at beginning of period	¥ 1,301,005	¥ 1,086,510
Accumulated impairment losses, at beginning of period	(742,841)	(592,752)
Goodwill, net at beginning of period	558,164	493,758
Goodwill acquired during the fiscal year	82,953	213,512
Impairment loss	(97,475)	(150,089)	¥ 0
Foreign currency translation adjustments and other	22,894	983
Goodwill, at end of period	1,406,852	1,301,005	1,086,510
Accumulated impairment losses, at end of period	(840,316)	(742,841)	(592,752)
Goodwill, net at end of period	566,536	558,164	493,758
Goodwill, fully impaired				¥ 1,900,019
Operating Segments | Customer business | Retail & Digital Business Group
Goodwill [Roll Forward]
Goodwill, at beginning of period	79,614	15,884
Accumulated impairment losses, at beginning of period	0	0
Goodwill, net at beginning of period	79,614	15,884
Goodwill acquired during the fiscal year	20,117	63,730
Impairment loss	(5,149)	0
Foreign currency translation adjustments and other	0	0
Goodwill, at end of period	99,731	79,614	15,884
Accumulated impairment losses, at end of period	(5,149)	0	0
Goodwill, net at end of period	94,582	79,614	15,884
Operating Segments | Customer business | Global Corporate & Investment Banking Business Group
Goodwill [Roll Forward]
Goodwill, at beginning of period	158,978	159,231
Accumulated impairment losses, at beginning of period	(63,568)	(63,568)
Goodwill, net at beginning of period	95,410	95,663
Goodwill acquired during the fiscal year	0	0
Impairment loss	0	0
Foreign currency translation adjustments and other	3,915	(253)
Goodwill, at end of period	162,893	158,978	159,231
Accumulated impairment losses, at end of period	(63,568)	(63,568)	(63,568)
Goodwill, net at end of period	99,325	95,410	95,663
Operating Segments | Customer business | Global Commercial Banking Business Group
Goodwill [Roll Forward]
Goodwill, at beginning of period	577,162	578,139
Accumulated impairment losses, at beginning of period	(513,651)	(481,263)
Goodwill, net at beginning of period	63,511	96,876
Goodwill acquired during the fiscal year	62,836	0
Impairment loss	0	(32,388)
Foreign currency translation adjustments and other	5,664	(977)
Goodwill, at end of period	645,662	577,162	578,139
Accumulated impairment losses, at end of period	(513,651)	(513,651)	(481,263)
Goodwill, net at end of period	132,011	63,511	96,876
Operating Segments | Customer business | Asset Management & Investor Services Business Group
Goodwill [Roll Forward]
Goodwill, at beginning of period	482,951	330,956
Accumulated impairment losses, at beginning of period	(165,622)	(47,921)
Goodwill, net at beginning of period	317,329	283,035
Goodwill acquired during the fiscal year	0	149,782
Impairment loss	(92,326)	(117,701)
Foreign currency translation adjustments and other	13,315	2,213
Goodwill, at end of period	496,266	482,951	330,956
Accumulated impairment losses, at end of period	(257,948)	(165,622)	(47,921)
Goodwill, net at end of period	238,318	317,329	283,035
Operating Segments | Global Markets Business Group
Goodwill [Roll Forward]
Goodwill, at beginning of period	2,300	2,300
Accumulated impairment losses, at beginning of period	0	0
Goodwill, net at beginning of period	2,300	2,300
Goodwill acquired during the fiscal year	0	0
Impairment loss	0	0
Foreign currency translation adjustments and other	0	0
Goodwill, at end of period	2,300	2,300	2,300
Accumulated impairment losses, at end of period	0	0	0
Goodwill, net at end of period	¥ 2,300	¥ 2,300	¥ 2,300